Exploration and Evaluation Assets (Tables)	6 Months Ended
Dec. 31, 2023
Exploration and Evaluation Assets
Schedule of exploration and evaluation assets

			Commercial
		South West	Plant
	California	Arkansas	Evaluation	Texas
	Property	Project(1)	(Lanxess 1A)	Properties	Total
	$	$	$	$	$
Acquisition:
Balance, June 30, 2022	18,460	14,230	—	—	32,690
Option payments	2,352	1,378	—	885	4,615
Lanxess brine supply costs	—	(7,953)	7,953	—	—
Effect of foreign exchange translation	527	406	—	—	933
Balance, June 30, 2023	21,339	8,061	7,953	885	38,238
Option payments	128	1,373	—	1,294	2,795
Effect of foreign exchange translation	(11)	(3)	(3)	(18)	(35)
Balance, December 31, 2023	21,456	9,431	7,950	2,161	40,998
Exploration and Evaluation:
Balance, June 30, 2022	4,333	4,105	4,533	—	12,971
Exploration costs	9	17,429	—	18,175	35,613
Lanxess 1A evaluation costs	—	—	12,740	—	12,740
Effect of foreign exchange translation	124	136	130	—	390
Balance, June 30, 2023	4,466	21,670	17,403	18,175	61,714
Exploration costs	5	5,652	—	16,158	21,815
Lanxess 1A evaluation costs	—	—	10,120	—	10,120
Effect of foreign exchange translation	(2)	(78)	(110)	(289)	(479)
Balance, December 31, 2023	4,469	27,244	27,413	34,044	93,170

Balance, June 30, 2023	25,805	29,731	25,356	19,060	99,952
Balance, December 31, 2023	25,925	36,675	35,363	36,205	134,168

(1)

On October 31, 2023, the Company exercised its option agreement with TETRA Technologies, Inc. to acquire brine productions rights for the South West Arkansas Project. The Company did not incur any costs associated with the exercise.